Income Taxes (Details) - Schedule of loss before income tax - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Taxes (Details) - Schedule of loss before income tax [Line Items]
Total	$ (19,588)	$ (23,991)
USA [Member]
Income Taxes (Details) - Schedule of loss before income tax [Line Items]
Total	(15,021)	(2,608)
Mexico [Member]
Income Taxes (Details) - Schedule of loss before income tax [Line Items]
Total	(5,111)	(22,082)
Other Countries [Member]
Income Taxes (Details) - Schedule of loss before income tax [Line Items]
Total	$ 544	$ 699